INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income taxes

	Three months ended March 31, 2026	Three months ended March 31, 2025
Federal income tax benefit attributable to:
Current Operations	$170,692	$271,880
Less: Valuation allowance	(170,692)	(271,880)
Net provision for Federal income taxes	$—	$—

	December 31, 2025	December 31, 2024
Federal income tax benefit attributable to:
Current Operations	$1,270,465	$1,294,226
Less: Valuation Allowance	(1,270,465)	(1,294,226)
Net provision for Federal income taxes	$—	$—

Schedule of income tax provision

	March 31, 2026	December 31, 2025
Deferred tax asset attributable to:
Net operating loss carryover	$4,147,367	$3,976,675
Less: Valuation allowance	(4,147,367)	(3,976,675)
Net deferred tax asset	$—	$—

	December 31, 2025	December 31, 2024
Deferred tax asset attributable to:
Net operating loss carryover	$3,976,675	$2,706,210
Less: Valuation Allowance	(3,976,675)	(2,706,210)
Net deferred tax asset	$—	$—